Stockholder's Equity (Details) (Imported)	Feb. 02, 2017 USD ($) item $ / shares shares
Equity
Common stock, shares authorized	1,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares issued	1,000
Notes receivable from unit-holders for equity issued | $	$ 10
Number of voting right | item	1